JNL/FIRST TRUST ENERGY SECTOR SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Energy Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned 45.18%, compared to 36.95% for its benchmark, the AMEX Deutsche Bank Energy Index. The energy sector continued to enjoy a positive supply and demand environment in the fourth quarter, though oil prices have declined as of late due to expanded production output from OPEC members. The colder than normal temperatures plaguing much of the U.S. this winter season have prompted a rise in the price of natural gas. The cost of heating a home with natural gas in the Midwest this winter is expected to rise from a recent average of $540 to $834. It has been reported that there is an estimated 214 trillion cubic feet of natural gas sitting off U.S. coast lines, but is currently off limits to drilling companies due to environmental restrictions. That is enough supply to facilitate consumption demand in the U.S. for the next decade. The demand for energy is expected to grow over the next 10-15 years. Perhaps the most intriguing development moving forward is how effectively the Bush Administration will balance the need for more exploration, production and refineries here in the U.S. with environmental considerations.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST ENERGY SECTOR SERIES AND THE AMEX DEUTSCHE BANK ENERGY INDEX

[LINE GRAPH]

                                                 JNL/FIRST TRUST ENERGY        AMEX DEUTSCHE BANK
                                                      SECTOR SERIES               ENERGY INDEX
                                                 ----------------------        ---------------
7/02/1999                                               10000.00                    10000.00
                                                         9950.00                    10154.00
12/31/1999                                              10270.00                    10064.30
                                                        12280.00                    11641.70
                                                        12770.00                    12242.50
                                                        14320.00                    13408.60
12/31/2000                                              14910.00                    13782.60

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                           45.18%
                       Since inception*........                           30.67%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST COMMUNICATIONS
                                   SECTOR SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Communications Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned -26.97%, compared to -34.11% for its benchmark, the AMEX North American Telecommunications Index. The telecommunications sector suffered like the other tech-oriented industries in the fourth quarter. Investors maintained a negative bias towards communications services companies, like AT&T and WorldCom, for nearly all of 2000. The long-distance market has peaked and prices as well as margins are falling. Communications services companies have been spending aggressively in recent years to build and upgrade their infrastructures to better compete in the more lucrative data market. Investors did continue to take profits in equipment makers, which had enjoyed a great five-year run thanks to the aforementioned rise in capital spending. Growing fears over a pullback in spending by communications carriers sent buyers elsewhere. For the long-term investor, telecommunications remains attractive. One industry researcher, Cahners In-Stat Group, estimates that the wireless data market will grow from 170 million subscribers worldwide today to 1.3 billion in 2004. The demand for wireless handsets, PDAs and Internet appliances should be huge in the next few years.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST COMMUNICATIONS SECTOR SERIES AND THE
AMEX NORTH AMERICAN TELECOMMUNICATIONS INDEX

[LINE GRAPH]

                                                     JNL/FIRST TRUST
                                                  COMMUNICATIONS SECTOR        AMEX NORTH AMERICAN
                                                         SERIES             TELECOMMUNICATIONS INDEX
                                                  ---------------------     ------------------------
7/02/1999                                               10000.00                    10000.00
                                                         9740.00                    10098.20
12/31/1999                                              15090.00                    13010.20
                                                        18290.00                    13950.90
                                                        16410.00                    12837.60
                                                        14130.00                    10855.90
12/31/2000                                              11020.00                     8572.30

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year...................                         -26.97%
                       Since inception*........                            6.72%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST FINANCIAL SECTOR SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Financial Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned 27.31%, compared to 26.08% for its benchmark, the S&P Financials Index. The financial services sector was back in vogue in 2000. Financials were a beneficiary to the sell off in technology stocks as investors traded in shares of overvalued companies for those with more traditional valuations. Financial issues grew more popular with investors as it became evident that the Fed was done raising rates. Property and casualty insurance, consumer finance, major regional banks, and brokerage issues were the top performers for the year. Money center banks, like Bank of America and First Union, lagged the group due to troubled commercial loans. The outlook is bright for financials heading in to 2001 because the Fed appears to be gearing up for a series of rate cuts to help jump-start the economy. Some consideration, however, should be given to the mounting credit risks associated with low quality junk bonds and bank loans.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST FINANCIAL SECTOR SERIES AND THE S&P FINANCIALS INDEX

[LINE GRAPH]

                                                              JNL/FIRST TRUST FINANCIAL SECTOR
                                                                           SERIES                      S&P FINANCIALS INDEX
                                                              --------------------------------         --------------------
7/02/1999                                                                  10000                              10000
                                                                            8160                               8347
12/31/1999                                                                  8970                               9077
                                                                            9640                               9285
                                                                            9180                               9031
                                                                           11710                              11171
12/31/2000                                                                 11420                              11444

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                           27.31%
                       Since inception*........                            9.30%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Leading Brands Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned 7.96%, compared to 16.98% for its benchmark, the Morgan Stanley Consumer Index. Investors fleeing technology issues in search of value and safety found it in many of the companies that comprise the Leading Brands Portfolio. These highly capitalized old economy companies looked attractive relative to their new economy counterparts during the fourth quarter sell off in technology stocks. In the end, the answer to the new economy/old economy argument may well end up being that a "clicks-and-mortar" combination will prevail as the most advantageous model for transacting business. Most, if not all, of the companies in the Series are currently considering or implementing some kind of Internet strategy. The outlook for the Series is optimistic based on the premise that the Fed will continue to lower short-term interest rates, which should inspire consumers to resume their spending ways. On the global front, it is believed that as the Fed lowers interest rates in the U.S., the Euro will rebound against the dollar, perhaps firming in the mid-nineties. A stronger Euro will help boost the profits of the multinational companies doing business in Europe.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST LEADING BRANDS SECTOR SERIES AND THE
MORGAN STANLEY CONSUMER INDEX

[LINE GRAPH]

                                                               JNL/FIRST TRUST LEADING BRANDS
                                                                       SECTOR SERIES              MORGAN STANLEY CONSUMER INDEX
                                                               ------------------------------     -----------------------------
7/02/1999                                                                 10000.00                          10000.00
                                                                           8820.00                           8885.36
12/31/1999                                                                 9550.00                           9585.09
                                                                           9010.00                           8863.51
                                                                           9460.00                           9621.32
                                                                           9220.00                           9510.20
12/31/2000                                                                10310.00                          11212.20

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                            7.96%
                       Since inception*........                            2.07%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE
                                   SECTOR SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Pharmaceutical/Healthcare Sector Series is a high total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned 39.63%, compared to 30.73% for its benchmark, the Morgan Stanley Health Care Product Index. The healthcare sector enjoyed a strong year in 2000. Healthcare companies were beneficiaries of the sell off in technology stocks due to their defensive nature. One of the pleasant surprises in 2000 came from managed care companies (HMOs), an industry on the mend from recent problems associated with balancing high rates of growth with escalating costs. Managed care companies got healthier, so to speak, by raising premiums in 2000. The outlook for drug and health care stocks is optimistic. Investors should focus on product pipelines and new medical discoveries, which should benefit from the enormous strides made in gene mapping.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST PHARMACEUTICAL/HEALTHCARE SECTOR SERIES AND THE
MORGAN STANLEY HEALTH CARE PRODUCT INDEX

[LINE GRAPH]

                                                                      JNL/FIRST TRUST
                                                              PHARMACEUTICAL/HEALTHCARE SECTOR      MORGAN STANLEY HEALTH CARE
                                                                           SERIES                         PRODUCT INDEX
                                                              --------------------------------      --------------------------
7/02/1999                                                                  10000                              10000
                                                                            9080                               9117
12/31/1999                                                                  9740                               9729
                                                                           10610                              10089
                                                                           12080                              11491
                                                                           13480                              11845
12/31/2000                                                                 13600                              12719

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                           39.63%
                       Since inception*........                           22.87%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Technology Sector Series is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned -20.86%, as compared to -27.32% for its benchmark, the Morgan Stanley High Tech Index. Technology issues lost nearly a third of their value in the fourth quarter of 2000. Evidence of a slowdown in the U.S. economy coupled with earnings warnings from such high profile technology companies as Dell and Apple Computer sent stocks spiraling lower. An anticipated slowdown in PC sales, an inventory buildup in chips, and the slower than expected pace in which broadband connections are being installed were particularly troubling to the market. Investors appear to have lost confidence in the sector for now and have shifted into more defensive areas of the market like healthcare stocks, selective financials, treasuries and money markets. All industries in the technology sector were hit hard by the correction. Looking ahead, the Fed has shifted its bias towards easing interest rates and achieving a soft landing in the economy. The hope is that lower interest rates will once again inspire consumers and IT departments to spend on equipment and services.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST TECHNOLOGY SECTOR SERIES
AND THE MORGAN STANLEY HIGH TECH INDEX

[LINE GRAPH]

                                                     JNL/FIRST TRUST        MORGAN STANLEY HIGH TECH
                                                TECHNOLOGY SECTOR SERIES              INDEX
                                                ------------------------    ---------------
7/02/1999                                               10000.00                    10000.00
                                                        10720.00                    10425.00
12/31/1999                                              15390.00                    15591.00
                                                        19370.00                    17991.00
                                                        19100.00                    17216.00
                                                        18120.00                    16124.00
12/31/2000                                              12180.00                    11331.00

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year...................                         -20.86%
                       Since inception*........                           14.12%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST THE DOW(SM) TARGET 5 SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM) Target 5 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

The Series returned -0.39%, as compared to -4.72% for its benchmark the Dow Jones Industrial Average ("DJIA"). The Series significantly outperformed the DJIA in the fourth quarter and for the year. Philip Morris posted significant gains for the year while Du Pont, International Paper, and AT&T were big disappointments. Value investing significantly outperformed growth investing in 2000, as measured by Standard & Poors ("S&P"). The S&P Barra Value Index was up 6% while the S&P Barra Growth Index declined 22%.

Looking ahead to 2001, it is anticipated that the Fed will move to lower interest rates in an attempt to achieve a soft landing in the economy. In light of slower economic growth, corporate earnings estimates are already being revised downward to reflect a cutback in business and consumer spending. Because of the lag effect associated with interest rate moves by the Fed, any easing may not actually influence the economy for six to nine months. That could bode well for value investors in 2001.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST THE DOW(SM) TARGET 5 SERIES AND THE
DOW JONES INDUSTRIAL AVERAGE

[LINE GRAPH]

                                                                JNL/FIRST TRUST THE DOW(SM)
                                                                      TARGET 5 SERIES              DOW JONES INDUSTRIAL AVERAGE
                                                                ---------------------------        ----------------------------
7/02/1999                                                                 10000.00                           10000.00
                                                                           8720.00                            9318.00
12/31/1999                                                                 7790.00                           10401.00
                                                                           7290.00                            9917.00
                                                                           6300.00                            9523.00
                                                                           6280.00                            9748.00
12/31/2000                                                                 7760.00                            9911.00

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                          - 0.39%
                       Since inception*.........                         -15.62%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust The Dow(SM) Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

The Series returned 5.15%, compared to -4.72% for its benchmark, the Dow Jones Industrial Average ("DJIA"). The Series significantly outperformed the DJIA in the fourth quarter and for the year. Philip Morris, J.P. Morgan and Minnesota Mining & Manufacturing performed well in 2000, while AT&T was the big disappointment for the year. Value investing significantly outperformed growth investing in 2000, as measured by Standard & Poors ("S&P"). The S&P Barra Value Index was up 6% while the S&P Barra Growth Index declined 22%.

Looking ahead to 2001, it is anticipated that the Fed will move to lower interest rates in an attempt to achieve a soft landing in the economy. In light of slower economic growth, corporate earnings estimates are already being revised downward to reflect a cutback in business and consumer spending. Because of the lag effect associated with interest rate moves by the Fed, any easing may not actually influence the economy for six to nine months. That could bode well for value investors in 2001.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST THE DOW(SM) TARGET 10 SERIES AND THE
DOW JONES INDUSTRIAL AVERAGE

[LINE GRAPH]

                                                                JNL/FIRST TRUST THE DOW(SM)
                                                                      TARGET 10 SERIES             DOW JONES INDUSTRIAL AVERAGE
                                                                ---------------------------        ----------------------------
7/02/1999                                                                 10000.00                           10000.00
                                                                           9160.00                            9318.00
12/31/1999                                                                 8730.00                           10401.00
                                                                           8280.00                            9917.00
                                                                           7590.00                            9523.00
                                                                           8010.00                            9748.00
12/31/2000                                                                 9180.00                            9911.00

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                            5.15%
                       Since inception*........                           -5.57%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST THE S&P(R) TARGET 10 SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust The S&P(R) Target 10 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned 8.23%, compared to -9.11% for its benchmark, the S&P 500 Index. The Series significantly outperformed its benchmark in the fourth quarter and for the year. Only two of the Series' holdings declined in 2000, Gateway and Compaq Computer. Value investing significantly outperformed growth investing in 2000, as measured by Standard & Poors ("S&P"). The S&P Barra Value Index was up 6% while the S&P Barra Growth Index declined 22%.

Looking ahead to 2001, it is anticipated that the Fed will move to lower interest rates in an attempt to achieve a soft landing in the economy. In light of slower economic growth, corporate earnings estimates are already being revised downward to reflect a cutback in business and consumer spending. Because of the lag effect associated with interest rate moves by the Fed, any easing may not actually influence the economy for six to nine months. That could bode well for value investors in 2001.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST THE S&P(R) TARGET 10 SERIES AND THE S&P 500 INDEX

[LINE GRAPH]

                                                                 JNL/FIRST TRUST THE S&P(R)
                                                                      TARGET 10 SERIES                    S&P 500 INDEX
                                                                 --------------------------               -------------
7/02/1999                                                                  10000                              10000
                                                                            9250                               9250
12/31/1999                                                                 11060                              10627
                                                                           11650                              10871
                                                                            9910                              10582
                                                                           11710                              10479
12/31/2000                                                                 11970                               9659

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                            8.23%
                       Since inception*........                           12.80%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST GLOBAL TARGET 15 SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Global Target 15 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

The Series returned -2.78%, compared to -4.72% for the Dow Jones Industrial Average, -9.07% for the Hang Seng Stock Index, and -14.03% for the London Stock Market FT 30. The Series significantly outperformed the Combined Index in the fourth quarter and for the year.

Looking ahead to 2001, it is anticipated that the Fed will move to lower interest rates in an attempt to achieve a soft landing in the economy. In light of slower economic growth, corporate earnings estimates are already being revised downward to reflect a cutback in business and consumer spending. Because of the lag effect associated with interest rate moves by the Fed, any easing may not actually influence the economy for six to nine months. That could bode well for value investors in 2001.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN JNL/FIRST TRUST GLOBAL TARGET 15 SERIES, DOW JONES INDUSTRIAL AVERAGE, HANG SENG STOCK INDEX AND THE LONDON STOCK MARKET FT 30

[LINE GRAPH]

                                 JNL/FIRST TRUST
                               GLOBAL TARGET 15        DOW JONES         HANG SENG STOCK      LONDON STOCK
                                    SERIES         INDUSTRIAL AVERAGE         INDEX            MARKET FT30
                               ----------------    ------------------    ---------------      ------------
7/02/1999                          10000.00             10000.00            10000.00            10000.00
                                    8630.00              9318.00             9028.00             9221.00
12/31/1999                          8990.00             10401.00            12134.00            10160.00
                                    7840.00              9917.00            12516.00             9098.00
                                    7470.00              9523.00            11709.00             8976.00
                                    7570.00              9748.00            11398.00             8295.00
12/31/2000                          8740.00              9911.00            11033.00             8735.00

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                          - 2.78%
                       Since inception*........                          - 8.62%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST TARGET 25 SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Target 25 Series is a high total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned -4.34%, compared to 27.87% for its benchmark, the S&P Mid 400 Barra Value Index. Value investing significantly outperformed growth investing in 2000, as measured by Standard & Poors ("S&P"). The S&P Barra Value Index was up 6% while the S&P Barra Growth Index declined 22%.

Looking ahead to 2001, it is anticipated that the Fed will move to lower interest rates in an attempt to achieve a soft landing in the economy. In light of slower economic growth, corporate earnings estimates are already being revised downward to reflect a cutback in business and consumer spending. Because of the lag effect associated with interest rate moves by the Fed, any easing may not actually influence the economy for six to nine months. That could bode well for value investors in 2001.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST TARGET 25 SERIES AND THE S&P MID 400 BARRA VALUE INDEX

[LINE GRAPH]

                                                JNL/FIRST TRUST TARGET 25    S&P MID 400 BARRA VALUE
                                                         SERIES                       INDEX
                                                -------------------------    --------------
7/02/1999                                               10000.00                    10000.00
                                                         8520.00                     9007.00
12/31/1999                                               8300.00                     9663.00
                                                         7800.00                    10269.00
                                                         7370.00                    10002.00
                                                         7010.00                    11302.00
12/31/2000                                               7940.00                    12356.00

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                          - 4.34%
                       Since inception*.........                         -14.31%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

                                JNL/FIRST TRUST TARGET SMALL-CAP SERIES
                                FIRST TRUST ADVISORS L.P.
[FIRST TRUST LOGO]              TEAM MANAGEMENT

OBJECTIVE:

The investment objective of the JNL/First Trust Target Small-Cap Series is a high total return through capital appreciation.

MONEY MANAGER COMMENTARY:

The Federal Reserve achieved a victory in 2000 by removing the so called "wealth effect" from the stock market. Naturally, there were other factors that impacted the performance of stocks during the year, but none more clearly defined or, in hindsight, predictable.

Chairman Alan Greenspan communicated quite clearly 18-months ago the Fed's intent to slow economic growth in the U.S. to help stave off inflation and prolong a nine-year economic expansion. As a secondary consideration, the Fed was clearly interested in bursting the speculative bubble surrounding technology stocks traded on the Nasdaq. The Fed hiked short-term interest rates six times over the course of twelve months, ending in May 2000, to raise the cost of doing business and curb consumer spending. The Fed maintained its tightening bias and restrictive monetary policy up until December. The Fed was successful in slowing economic growth, as evidenced by the decline in GDP from 5.6% in the second quarter to 2.2% in the third quarter. The Fed was seeking to slow growth to closer to 3%. In the end, mission accomplished.

For the year, the Series returned 22.21%, compared to -2.92% for its benchmark, the Russell 2000 Index. The Series significantly outperformed its benchmark Index in the fourth quarter and for the year.

Looking ahead to 2001, it is anticipated that the Fed will move to lower interest rates in an attempt to achieve a soft landing in the economy. In light of slower economic growth, corporate earnings estimates are already being revised downward to reflect a cutback in business and consumer spending. Because of the lag effect associated with interest rate moves by the Fed, any easing may not actually influence the economy for six to nine months. That could bode well for value investors in 2001.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/FIRST TRUST TARGET SMALL-CAP SERIES AND THE RUSSELL 2000 INDEX

[LINE GRAPH]

                                                 JNL/FIRST TRUST TARGET
                                                    SMALL-CAP SERIES           RUSSELL 2000 INDEX
                                                 ----------------------        ------------------
7/02/1999                                               10000.00                    10000.00
                                                         9560.00                     9390.00
12/31/1999                                              12380.00                    11137.00
                                                        14830.00                    11927.00
                                                        13760.00                    11477.00
                                                        14470.00                    11607.00
12/31/2000                                              15130.00                    10812.00

                       AVERAGE ANNUAL

                       TOTAL RETURN

                       1 year..................                           22.21%
                       Since inception*........                           31.96%
                       Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost.
                       Performance numbers are net of all Series operating expenses, but do not reflect the deduction of insurance charges.

---------------
* Inception date July 2, 1999.

JNL Variable Fund LLC
Statement of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2000

                                                                  JNL/         JNL/         JNL/         JNL/          JNL/
                                                      JNL/      First Trust First Trust   First Trust First Trust   First Trust
                                                  First Trust    Energy      Financial     Global      Leading      Pharmaceutical
                                                  Communications Sector       Sector      Target 15   Brands Sector Healthcare
                                                  Sector Series  Series       Series       Series       Series      Sector Series
                                                  -------------- ---------- -----------  ------------  ------------ --------------
Assets
Investments in securities, at cost                    $ 18,230     $4,454       $ 9,350      $4,446     $ 4,300     $ 14,675
                                                      ========     ======       =======      ======     =======     ========
Investments in securities, at value                   $ 12,511     $5,128      $ 10,696      $5,051     $ 4,646     $ 17,332
Cash                                                         3          -             -           -           -            -
Foreign currency                                             -          -             -          64           -            -
Receivables:
   Dividends and interest                                    2          3            11          19           3           14
   Fund shares sold                                          -         98           579           -           -          129
Collateral for securities loaned                             -          -             -         302           -            -
Total assets                                            12,516      5,229        11,286       5,436       4,649       17,475

Liabilities
Cash overdraft                                               -          -             -           -           -            -
Payables:
   Administrative fees                                       1          -             1           1           -            1
   Advisory fees                                             8          3             6           3           3           11
   Fund shares redeemed                                      4          -             1          93         345            1
Return of collateral for securities loaned                   -          -             -         302           -            -
Total liabilities                                           13          3             8         399         348           13
Net assets                                            $ 12,503     $5,226      $ 11,278      $5,037     $ 4,301     $ 17,462
                                                      ========     ======       =======      ======     =======     ========

Net assets consist of:
Paid-in capital                                       $ 16,049     $4,322       $ 9,641      $4,809     $ 3,923     $ 14,026
Undistributed (accumulated) net
   investment income (loss)                                (31)        13            39         183          22            6
Accumulated net realized gain (loss)                     2,204        217           252        (560)         10          773
Net unrealized appreciation
   (depreciation)                                       (5,719)       674         1,346         605         346        2,657
                                                      $ 12,503     $5,226      $ 11,278      $5,037     $ 4,301     $ 17,462
                                                      ========     ======       =======      ======     =======     ========

Shares outstanding (no par value),
   unlimited shares authorized                           1,134        350           988         577         417        1,284
                                                      ========     ======       =======      ======     =======     ========
Net asset value per share                              $ 11.02     $14.91       $ 11.42      $ 8.74     $ 10.31      $ 13.60
                                                      ========     ======       =======      ======     =======     ========

                                                                              JNL/
                                                     JNL/       JNL/       First Trust    JNL/First   JNL/First   JNL/First
                                                  First Trust First Trust  Technology     Trust The   Trust The   Trust The
                                                   Target 25  Target Small-  Sector       Dow Target  Dow Target  S&P Target
                                                    Series    Cap Series     Series       10 Series   5 Series    10 Series
                                                 ------------ -----------  -----------   ----------- ------------ -----------
Assets
Investments in securities, at cost                   $3,567      $7,373        $ 29,163      $19,406     $4,831      $16,088
                                                     ======      ======        ========      =======     ======      =======
Investments in securities, at value                  $3,650      $7,857        $ 20,042      $21,005     $5,052      $19,149
Cash                                                      -           -               -            -          -            -
Foreign currency                                          -           -               -            -          -            -
Receivables:
   Dividends and interest                                 6           4               3           48         18            9
   Fund shares sold                                       -           -              43           17          -            -
Collateral for securities loaned                          -           -               -            -          -            -
Total assets                                          3,656       7,861          20,088       21,070      5,070       19,158

Liabilities
Cash overdraft                                            -           -               -            -          -           33
Payables:
   Administrative fees                                    -           1               2            2          -            2
   Advisory fees                                          2           5              13           12          3           12
   Fund shares redeemed                                  85         126               2            5         28          148
Return of collateral for securities loaned                -           -               -            -          -            -
Total liabilities                                        87         132              17           19         31          195
Net assets                                           $3,569      $7,729        $ 20,071      $21,051     $5,039      $18,963
                                                     ======      ======        ========      =======     ======      =======

Net assets consist of:
Paid-in capital                                      $3,772      $6,189        $ 25,402      $19,974     $5,487      $16,371
Undistributed (accumulated) net
   investment income (loss)                              94         (29)           (148)         419        182          (39)
Accumulated net realized gain (loss)                   (380)      1,085           3,938         (941)      (851)        (430)
Net unrealized appreciation
   (depreciation)                                        83         484          (9,121)       1,599        221        3,061
                                                     $3,569      $7,729        $ 20,071      $21,051     $5,039      $18,963
                                                     ======      ======        ========      =======     ======      =======

Shares outstanding (no par value),
   unlimited shares authorized                          450         511           1,648        2,292        650        1,585
                                                     ======      ======        ========      =======     ======      =======
Net asset value per share                            $ 7.94      $15.13         $ 12.18       $ 9.18     $ 7.76      $ 11.97
                                                     ======      ======        ========      =======     ======      =======

JNL Variable Fund LLC
Statement of Operations (in thousands)
For the Year Ended December 31, 2000

                                                                   JNL/        JNL/       JNL/        JNL/          JNL/
                                                       JNL/      First Trust First TrustFirst TrustFirst Trust  First Trust
                                                   First Trust    Energy     Financial   Global     Leading     Pharmaceutical/
                                                   Communications Sector      Sector    Target 15  Brands Sector Healthcare
                                                   Sector Series  Series      Series     Series      Series     Sector Series
                                                   -------------  ------      ------     ------      ------     -------------

Investment income
   Dividends                                               $ 65       $ 28       $ 78       $ 190        $ 38           $ 91
   Foreign taxes withheld                                    (4)        (1)         -          (7)          -             (3)
   Interest                                                  11          4          7           7           4              9
   Securities lending                                         -          -          -           4           -              -
Total investment income                                      72         31         85         194          42             97

Expenses
   Administrative fees                                       12          2          6           6           3             11
   Advisory fees                                             90         19         46          28          22             81
Total expenses                                              102         21         52          34          25             92
Net investment income (loss)                                (30)        10         33         160          17              5

Realized and unrealized gain (loss)
Net realized gain (loss) on investments                   1,789        264        392        (412)         81            853
Net change in unrealized appreciation
   (depreciation) on investments                         (6,773)       635      1,320         509         315          2,545
Net realized and unrealized
   gain (loss)                                           (4,984)       899      1,712          97         396          3,398

Net increase (decrease) in net assets
   from operations                                     $ (5,014)     $ 909     $1,745       $ 257       $ 413        $ 3,403
                                                       ========      =====     ======       =====       =====        =======

                                                                             JNL/
                                                     JNL/       JNL/       First Trust JNL/First   JNL/First   JNL/First
                                                  First Trust First Trust  Technology  Trust The   Trust The   Trust The
                                                   Target 25  Target Small- Sector     Dow Target  Dow Target  S&P Target
                                                    Series    Cap Series    Series     10 Series    5 Series    10 Series
                                                    ------    ----------    ------     ---------    --------    ---------

Investment income
   Dividends                                            $ 99       $ 15        $ 10      $ 452       $ 167       $ 83
   Foreign taxes withheld                                  -          -           -          -           -          -
   Interest                                                3          7          16         11           2          8
   Securities lending                                      -          -           -         26          21          -
Total investment income                                  102         22          26        489         190         91

Expenses
   Administrative fees                                     3          6          20         14           4         16
   Advisory fees                                          22         42         148        105          33        117
Total expenses                                            25         48         168        119          37        133
Net investment income (loss)                              77        (26)       (142)       370         153        (42)

Realized and unrealized gain (loss)
Net realized gain (loss) on investments                 (162)       933       3,458       (781)       (603)      (471)
Net change in unrealized appreciation
   (depreciation) on investments                          87        114     (10,419)     1,965         486      2,148
Net realized and unrealized
   gain (loss)                                           (75)     1,047      (6,961)     1,184        (117)     1,677

Net increase (decrease) in net assets
   from operations                                       $ 2     $1,021     $(7,103)    $1,554        $ 36     $1,635
                                                     ========    ======     ========    ======       ======    ======

                                                              JNL/First JNL/First  JNL/First  JNL/First      JNL/
                                              JNL/            Trust     Trust       Trust       Trust        First Trust
                                              First Trust     Energy    Financial   Global      Leading      Pharmaceutical
                                              Communications  Sector     Sector    Target 15   Brands Sector Healthcare
                                              Sector Series   Series     Series     Series       Series      Sector Series
                                              -------------  ---------  ---------- ----------  ----------- ------------

Operations
   Net investment income (loss)                      $ (30)      $ 10        $ 33      $ 160         $ 17          $ 5
   Net realized gain (loss) on investments           1,789        264         392       (412)          81          853
   Net change in unrealized appreciation
      (depreciation) on investments                 (6,773)       635       1,320        509          315        2,545
                                              -------------  ---------  ---------- ----------  ----------- ------------
Net increase (decrease) in net assets
   from operations                                  (5,014)       909       1,745        257          413        3,403
                                              -------------  ---------  ---------- ----------  ----------- ------------

Share transactions(1)
   Proceeds from the sale of shares                 16,404      5,249       9,285      7,119        3,123       13,335
   Cost of shares redeemed                          (3,936)    (1,694)     (2,248)    (4,373)        (908)      (3,322)
                                              -------------  ---------  ---------- ----------  ----------- ------------
Net increase in net assets
   from share transactions                          12,468      3,555       7,037      2,746        2,215       10,013
                                              -------------  ---------  ---------- ----------  ----------- ------------

Net increase in net assets                           7,454      4,464       8,782      3,003        2,628       13,416

Net assets beginning of period                       5,049        762       2,496      2,034        1,673        4,046
                                              -------------  ---------  ---------- ----------  ----------- ------------

Net assets end of period                          $ 12,503     $5,226     $11,278     $5,037      $ 4,301     $ 17,462
                                              =============  =========  ========== ==========  =========== ============

Undistributed (accumulated) net
   investment income (loss)                          $ (31)      $ 13        $ 39      $ 183         $ 22          $ 6
                                              =============  =========  ========== ==========  =========== ============

(1)Share transactions
Shares sold                                          1,060        408         928        908          337        1,146
Shares redeemed                                       (261)      (132)       (218)      (557)         (95)        (277)
                                              -------------  ---------  ---------- ----------  ----------- ------------
Net increase                                           799        276         710        351          242          869
                                              =============  =========  ========== ==========  =========== ============

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                           $ 21,068     $4,556      $9,266     $6,513      $ 4,153     $ 16,622
Proceeds from sales of securities                    8,799      1,314       3,104      3,420        1,573        6,853

                                                                         JNL/
                                              JNL/         JNL/         First Trust  JNL/First     JNL/First  JNL/First
                                              First Trust First Trust   Technology    Trust The    Trust The  Trust The
                                              Target 25   Target Small-   Sector     Dow Target    Dow Target S&P Target
                                               Series     Cap Series      Series      10 Series    5 Series   10 Series
                                              ----------  -----------  ------------- ------------  ---------- -----------

Operations
   Net investment income (loss)                    $ 77        $ (26)        $ (142)       $ 370       $ 153       $ (42)
   Net realized gain (loss) on investments         (162)         933          3,458         (781)       (603)       (471)
   Net change in unrealized appreciation
      (depreciation) on investments                  87          114        (10,419)       1,965         486       2,148
                                              ----------  -----------  ------------- ------------  ---------- -----------
Net increase (decrease) in net assets
   from operations                                    2        1,021         (7,103)       1,554          36       1,635
                                              ----------  -----------  ------------- ------------  ---------- -----------

Share transactions(1)
   Proceeds from the sale of shares               2,759        7,897         24,523       17,442       2,468      12,023
   Cost of shares redeemed                       (1,050)      (3,289)        (5,183)      (5,731)     (1,317)     (3,887)
                                              ----------  -----------  ------------- ------------  ---------- -----------
Net increase in net assets
   from share transactions                        1,709        4,608         19,340       11,711       1,151       8,136
                                              ----------  -----------  ------------- ------------  ---------- -----------

Net increase in net assets                        1,711        5,629         12,237       13,265       1,187       9,771

Net assets beginning of period                    1,858        2,100          7,834        7,786       3,852       9,192
                                              ----------  -----------  ------------- ------------  ---------- -----------

Net assets end of period                         $3,569      $ 7,729       $ 20,071     $ 21,051      $5,039     $18,963
                                              ==========  ===========  ============= ============  ========== ===========

Undistributed (accumulated) net
   investment income (loss)                        $ 94        $ (29)        $ (148)       $ 419       $ 182       $ (39)
                                              ==========  ===========  ============= ============  ========== ===========

(1)Share transactions
Shares sold                                         364          577          1,439        2,090         346       1,099
Shares redeemed                                    (138)        (236)          (300)        (690)       (190)       (345)
                                              ----------  -----------  ------------- ------------  ---------- -----------
Net increase                                        226          341          1,139        1,400         156         754
                                              ==========  ===========  ============= ============  ========== ===========

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                          $4,257     $ 10,954       $ 34,446     $ 17,983      $3,106     $22,341
Proceeds from sales of securities                 2,391        6,362         15,524        6,525       1,801      14,121


JNL Variable Fund LLC
Statement of Changes in Net Assets (in thousands)
For the Period from July 2, 1999  (commencement  of  operations) to December 31,
1999

                                                                   JNL/First JNL/First  JNL/First  JNL/First     JNL/
                                                   JNL/            Trust     Trust       Trust     Trust         First Trust
                                                   First Trust     Energy    Financial   Global    Leading       Pharmaceutical
                                                   Communications  Sector     Sector    Target 15  Brands Sector Healthcare
                                                   Sector Series   Series     Series     Series    Series        Sector Series
                                                   ------------  ---------- ---------- ----------  ----------- ----------

Operations
   Net investment income (loss)                           $ (1)        $ 3        $ 6       $ 23          $ 5        $ 1
   Net realized gain (loss) on investments                 415         (47)      (140)      (148)         (71)       (80)
   Net change in unrealized appreciation
      (depreciation) on investments                      1,054          39         26         96           31        112
                                                   ------------  ---------- ---------- ----------  ----------- ----------
Net increase (decrease) in net assets
   from operations                                       1,468          (5)      (108)       (29)         (35)        33
                                                   ------------  ---------- ---------- ----------  ----------- ----------

Share transactions(1)
   Proceeds from the sale of shares                      5,143       1,747      3,555      3,056        2,722      5,116
   Cost of shares redeemed                              (1,562)       (980)      (951)      (993)      (1,014)    (1,103)
                                                   ------------  ---------- ---------- ----------  ----------- ----------
Net increase in net assets
   from share transactions                               3,581         767      2,604      2,063        1,708      4,013
                                                   ------------  ---------- ---------- ----------  ----------- ----------

Net increase in net assets                               5,049         762      2,496      2,034        1,673      4,046

Net assets beginning of period                               -                -          -          -            -
                                                   ------------  ---------- ---------- ----------  ----------- ----------

Net assets end of period                               $ 5,049       $ 762     $2,496     $2,034      $ 1,673     $4,046
                                                   ============  ========== ========== ==========  =========== ==========

Undistributed (accumulated) net
   investment income (loss)                               $ (1)        $ 3        $ 6       $ 23          $ 5        $ 1
                                                   ============  ========== ========== ==========  =========== ==========

(1)Share transactions
Shares sold                                                446         176        387        341          282        532
Shares redeemed                                           (111)       (102)      (109)      (115)        (107)      (117)
                                                   ------------  ---------- ---------- ----------  ----------- ----------
Net increase                                               335          74        278        226          175        415
                                                   ============  ========== ========== ==========  =========== ==========

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                               $ 5,324      $1,733     $3,434     $2,843      $ 2,856     $5,109
Proceeds from sales of securities                       1,741         964        868        939        1,168      1,127

                                                                             JNL/
                                                   JNL/         JNL/         First Trust JNL/First   JNL/First  JNL/First
                                                   First Trust First Trust   Technology Trust The   Trust The  Trust The
                                                   Target 25   Target Small- Sector     Dow Target  Dow Target S&P Target
                                                   Series      Cap Series    Series     10 Series  5 Series    10 Series
                                                   ----------  ----------  ---------- ----------  ----------  ----------
Operations
   Net investment income (loss)                         $ 17       $ (3)       $ (6)      $ 49        $ 29        $ 3
   Net realized gain (loss) on investments              (218)       152         480       (160)       (248)        41
   Net change in unrealized appreciation
      (depreciation) on investments                       (4)       370       1,298       (366)       (265)       913
                                                   ---------- ----------  ---------- ----------  ---------- ----------
Net increase (decrease) in net assets
   from operations                                      (205)       519       1,772       (477)       (484)       957
                                                   ---------- ----------  ---------- ----------  ---------- ----------

Share transactions(1)
   Proceeds from the sale of shares                    2,893      2,874       7,758      9,749       5,278      9,627
   Cost of shares redeemed                              (830)    (1,293)     (1,696)    (1,486)       (942)    (1,392)
                                                   ---------- ----------  ---------- ----------  ---------- ----------
Net increase in net assets
   from share transactions                             2,063      1,581       6,062      8,263       4,336      8,235
                                                   ---------- ----------  ---------- ----------  ---------- ----------

Net increase in net assets                             1,858      2,100       7,834      7,786       3,852      9,192

Net assets beginning of period                      -      -          -           -          -           -          -
                                                   ---------- ----------  ---------- ----------  ---------- ----------

Net assets end of period                              $1,858     $2,100      $7,834     $7,786     $ 3,852     $9,192
                                                   ========== ==========  ========== ==========  ========== ==========

Undistributed (accumulated) net
   investment income (loss)                             $ 17       $ (3)       $ (6)      $ 49        $ 29        $ 3
                                                   ========== ==========  ========== ==========  ========== ==========

(1)Share transactions
Shares sold                                              328        283         623      1,064         617        965
Shares redeemed                                         (104)      (113)       (114)      (172)       (123)      (134)
                                                   ---------- ----------  ---------- ----------  ---------- ----------
Net increase                                             224        170         509        892         494        831
                                                   ========== ==========  ========== ==========  ========== ==========

Purchases and sales of investment
   securities (excluding short-term
   securities):

Purchases of securities                               $2,833     $2,890      $7,594     $9,117     $ 5,112     $9,336
Proceeds from sales of securities                        799      1,330       1,591        877         765      1,038

JNL Variable Fund LLC
Financial Highlights

                                                                                  Increase (Decrease) from
                                                                                   Investment Operations
                                                              Net Asset   -----------------------------------------
                                                              Value         Net            Net Realized     Total from    Net Asset
     Period                                                   Beginning     Investment     & Unrealized     Investment    Value, End
     Ended                                                    of Period     Income (Loss)  Gains (Losses)   Operations    of Period
------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Communication Sector Series

   12/31/2000                                                      $15.09         $(0.02)      $(4.05)       $(4.07)     $   11.02
  12/31/99 (a)                                                      10.00              -         5.09          5.09          15.09

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Energy Sector Series

   12/31/2000                                                       10.27              -         4.64          4.64          14.91
  12/31/99 (a)                                                      10.00           0.04         0.23          0.27          10.27

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Financial Sector Series

   12/31/2000                                                        8.97           0.02         2.43          2.45          11.42
  12/31/99 (a)                                                      10.00           0.02        (1.05)        (1.03)          8.97

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Global Target 15 Series

   12/31/2000                                                        8.99           0.22        (0.47)        (0.25)          8.74
  12/31/99 (a)                                                      10.00           0.11        (1.12)        (1.01)          8.99

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Leading Brands Sector Series

   12/31/2000                                                        9.55           0.02         0.74          0.76          10.31
  12/31/99 (a)                                                      10.00           0.03        (0.48)        (0.45)          9.55

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Pharmaceutical/Healthcare Sector Series

   12/31/2000                                                        9.74              -         3.86          3.86          13.60
  12/31/99 (a)                                                      10.00              -        (0.26)        (0.26)          9.74

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Target 25 Series

   12/31/2000                                                        8.30           0.13        (0.49)        (0.36)          7.94
  12/31/99 (a)                                                      10.00           0.08        (1.78)        (1.70)          8.30

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Target Small-Cap Series

   12/31/2000                                                       12.38          (0.04)        2.79          2.75          15.13
  12/31/99 (a)                                                      10.00          (0.02)        2.40          2.38          12.38

------------------------------------------------------------------------------------------------------------------------------------

                                                                   Supplemental Data
                                                          ---------------------------------------    Ratio of       Ratio of Net
                                                          Net Assets,                  Expenses to   Income (Loss)  Investment
     Period                                               Total        End of Period   Portfolio     Average Net    to Average
     Ended                                                Return (b)   (in thousands)  Turnover      Assets (c)     Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Communication Sector Series

   12/31/2000                                                 (26.97)%       $12,503       76.0%         0.85%           (0.25)%
  12/31/99 (a)                                                 50.90           5,049        85.7          0.85           (0.08)

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Energy Sector Series

   12/31/2000                                                  45.18           5,226        54.3          0.85            0.40
  12/31/99 (a)                                                  2.70             762       103.1          0.85            0.47

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Financial Sector Series

   12/31/2000                                                  27.31          11,278        41.9          0.85            0.53
  12/31/99 (a)                                                (10.30)          2,496        61.5          0.85            0.73

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Global Target 15 Series

   12/31/2000                                                  (2.78)          5,037        93.4          0.90            4.32
  12/31/99 (a)                                                (10.10)          2,034        80.5          0.90            3.44

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Leading Brands Sector Series

   12/31/2000                                                   7.96           4,301        52.9          0.85            0.57
  12/31/99 (a)                                                 (4.50)          1,673        98.2          0.85            0.76

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Pharmaceutical/Healthcare Sector Series

   12/31/2000                                                  39.63          17,462        63.0          0.85            0.04
  12/31/99 (a)                                                 (2.60)          4,046        58.9          0.85            0.15

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Target 25 Series

   12/31/2000                                                  (4.34)          3,569        85.0          0.85            2.71
  12/31/99 (a)                                                (17.00)          1,858        66.3          0.85            2.48

------------------------------------------------------------------------------------------------------------------------------------
JNL/First Trust Target Small-Cap Series

   12/31/2000                                                  22.21           7,729       116.4          0.85           (0.47)
  12/31/99 (a)                                                 23.80           2,100       102.5          0.85           (0.39)

------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations July 2, 1999.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                  JNL/First Trust Communications Sector Series

                     Schedule of Investments (in thousands)
                                December 31, 2000


                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Common Stocks - 98.6%

Telecommunications - 36.5%
   Avaya Inc. (a)                              2   $      22
   Deutsche Telekom AG - ADR (a)              14         401
   Qwest Communications
    International     Inc. (a)                14         576
   SBC Communications Inc.                    18         839
   Telecom Italia SpA - ADR                    5         604
   Telefonica SA - ADR (a)                    11         564
   Telefonos de Mexico SA - ADR               12         550
   Verizon Communications                     16         784
   WorldCom Inc. (a)                          16         226
                                                  -----------
                                                       4,566

Telecommunications Equipment - 48.4%
   ADC Telecommunications Inc. (a)            20         358
   Cisco Systems Inc. (a)                     11         432
    Comverse Technology Inc. (a)               8         868
   Copper Mountain Networks Inc. (a)           8          47
   Corning Inc.                                8         441
   JDS Uniphase Corp. (a)                      7         283
   Juniper Networks Inc. (a)                   5         585
   Lucent Technologies Inc.                   14         190
   Nokia Corp. - ADR                          14         603
   Nortel Networks Corp.                      10         313
   Qualcomm Inc. (a)                          12         964
   Telefonaktiebolaget LM Ericsson -          34         385
   ADR
   Tellabs Inc. (a)                           10         587
                                                  -----------
                                                       6,056


                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Wireless Telecommunications - 13.7%
   Motorola Inc.                              20   $     413
   NTT DoCoMo Inc. - ADR                       5         457
   Sprint Corp. (PCS Group) (a)               12         244
   Vodafone Group Plc - ADR                   17         601
                                                  -----------
                                                       1,715
                                                  -----------

     Total Common Stocks
       (cost $18,056)                                 12,337
                                                  -----------


Short Term Investment - 1.4%

Money Market Fund - 1.4%
   Dreyfus Cash Management                   174         174
      Plus,        6.52% (b)
                                                  -----------

     Total Short Term Investment
       (cost $174)                                       174
                                                  -----------

Total Investments - 100%
   (cost $18,230)                                  $  12,511
                                                  ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                       See notes to the financial statements.

                      JNL/First Trust Energy Sector Series

                     Schedule of Investments (in thousands)
                                December 31, 2000



                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 95.6%

Oil & Gas Producers - 64.6%
   Anadarko Petroleum Corp.                    3   $     198
   Barrett Resources Corp. (a)                 5         268
   BP Amoco Plc - ADR                          3         127
   Burlington Resources Inc.                   4         192
   Chevron Corp.                               2         143
   Coastal Corp.                               2         204
   Conoco Inc. - Class A                       6         177
   ENI SpA - ADR                               3         165
   EOG Resources Inc.                          4         240
   Exxon Mobil Corp.                           2         153
   Global Marine Inc. (a)                      5         138
   Nabors Industries Inc. (a)                  3         181
   Noble Drilling Corp. (a)                    3         138
   Royal Dutch Petroleum Co. - NY              2         141
   Shares
   Santa Fe International Corp.                4         127
   Texaco Inc.                                 3         169
   Tosco Corp.                                 5         158
   Total Fina SA - ADR                         2         133
   Transocean Sedco Forex Inc.                 3         121
   Vintage Petroleum Inc.                      7         142
                                                  -----------
                                                       3,315

Oil & Gas Services - 17.6%
   Baker Hughes Inc.                           4         173
   BJ Services Co. (a)                         2         141
   Halliburton Co.                             3         112
   Schlumberger Ltd.                           2         146
   Tidewater Inc.                              4         173
   Weatherford International Inc. (a)          3         155
                                                  -----------
                                                         900



                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Pipelines - 13.4%
   Dynegy Inc. - Class A                      4    $     201
   El Paso Energy Corp.                       3          195
   Enron Corp.                                2          159
   Williams Cos. Inc.                         3          132
                                                  -----------
                                                         687
                                                  -----------

     Total Common Stocks
       (cost $4,228)                                   4,902
                                                  -----------


Short Term Investment - 4.4%

Money Market Fund - 4.4%
   Dreyfus Cash Management
      Plus,        6.52% (b)                226          226
                                                  -----------

     Total Short Term Investment
       (cost $226)                                       226
                                                  -----------

Total Investments - 100%
   (cost $4,454)                                   $   5,128
                                                  ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                     See notes to the financial statements.

                     JNL/First Trust Financial Sector Series

                     Schedule of Investments (in thousands)
                                December 31, 2000



                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 96.5%

Banks - 22.6%
   Bank of America Corp.                       7   $     316
   Chase Manhattan Corp. (a)                   6         284
   Firstar Corp.                              15         354
   Fleet Boston Financial Corp.                9         331
   Northern Trust Corp.                        4         347
   State Street Corp.                          3         367
   Wells Fargo & Co.                           8         426
                                                   ----------
                                                       2,425

Diversified Financial Services -
49.9%
   American Express Co.                        6         317
   Ameritrade Holding Corp. - Class
     A (a)                                    25         172
   Capital One Financial Corp.                 6         399
   Charles Schwab Corp.                        8         236
   Citigroup Inc.                              6         325
   Eaton Vance Corp.                          13         422
   Fannie Mae                                  6         528
   Goldman Sachs Group Inc.                    3         328
   Household International Inc.                7         403
   Knight Trading Group Inc. (a)              10         138
   Lehman Brothers Holdings Inc.               6         391
   MBNA Corp.                                 10         378
   Merrill Lynch & Co. Inc.                    5         339
   Morgan Stanley Dean Witter & Co.            3         276
   Providian Financial Corp.                   7         380
   T. Rowe Price Group Inc.                    7         305
                                                  -----------
                                                       5,337


                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Insurance - 18.8%
   AFLAC Inc.                                  7   $     472
   American International Group Inc.           4         395
   ING Groep NV - ADR                          5         391
   Marsh & McLennan Cos. Inc.                  3         343
   Nationwide Financial Services
      Inc. - Class A                           9         406
                                                  -----------
                                                       2,007

Savings & Loans - 5.2%
   Washington Mutual Inc.                     10         557
                                                   ----------

       Total Common Stocks
           (cost $8,980)                              10,326
                                                   ----------

Short Term Investment - 3.5%

Money Market Fund - 3.5%
   Dreyfus Cash Management Plus,
    6.52% (b)                                370         370
                                                  -----------

      Total Short Term Investment
          (cost $370)                                    370
                                                   ----------

Total Investments - 100%
   (cost $9,350)                                   $  10,696
                                                   ==========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                     See notes to the financial statements.

                     JNL/First Trust Global Target 15 Series

                     Schedule of Investments (in thousands)
                                December 31, 2000



                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 99.8%

Airlines - 5.9%
   British Airways Plc                        51   $     299

Building Materials - 5.2%
   Blue Circle Industries Plc                 40         264

Chemicals - 6.1%
   E.I. du Pont de Nemours                     6         312

Food - 4.4%
   Tate & Lyle Plc                            60         222

Forest Products & Paper - 7.6%
   International Paper Co.                     9         384

Holding Companies - Diversified -
7.6%
   The Wharf (Holdings) Ltd.                 158         384

Insurance - 8.4%
   Royal & Sun Alliance Insurance
      Group Plc                               50         424

Internet - 0.0 %
   Henderson Cyber Ltd. (a)                   11           1

Machinery - 7.7%
   Caterpillar Inc.                            8         389

Real Estate - 29.9%
   Amoy Properties Ltd. (c)                  419         467
   Hang Lung Development Co. Ltd.            371         331
   Henderson Investment Ltd.                 452         324
   Hysan Development Co. Ltd.                274         387
                                                   ----------
                                                       1,509

                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Retail - 4.6%
   Marks & Spencer Plc                        83   $     231

Telecommunications - 3.1%
   AT&T Corp.                                  9         155

Tobacco - 9.3%
   Philip Morris Cos. Inc.                    11         468
                                                   ----------

     Total Common Stocks
          (cost $4,437)                                5,042
                                                   ----------

Short Term Investment - 0.2%

Money Market Fund - 0.2 %
   Dreyfus Cash Management
    Plus,        6.52% (b)                     9           9
                                                   ----------

      Total Short Term Investment
          (cost $9)                                        9
                                                   ----------

Total Investments - 100%
   (cost $4,446)                                   $   5,051
                                                  ===========


                     See notes to the financial statements.

                     JNL/First Trust Global Target 15 Series

--------------------------------------------------------------------------------
  Summary of Investments by Country, December 31, 2000:

                                        % of
  Country                               Investment    Market
                                        Securities     Value
  ------------------------------------- ----------- -----------
  Hong Kong                                 37.5 %   $    1,894
  United Kingdom                            28.5 %        1,441
  United States                             34.0 %        1,716
                                        -----------   ---------
    Total                                  100.0 %   $    5,051
                                        ===========   =========
--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.
(c) All or a portion of this security has been loaned. The total market value of securities loaned is $281 at December 31, 2000.

                     See notes to the financial statements.

                  JNL/First Trust Leading Brands Sector Series

                     Schedule of Investments (in thousands)
                                December 31, 2000



                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 99.5%

Apparel - 4.6%
   Jones Apparel Group Inc. (a)                7   $     211

Beverages - 14.2%
   Anheuser-Busch Cos. Inc.                    4         180
   Coca-Cola Co.                               3         166
   LVMH (Louis Vuitton Moet Hennessy)         10         128
   PepsiCo Inc.                                4         186
                                                   ----------
                                                         660

Cosmetics & Personal Care - 22.4%
   Avon  Products Inc.                         4         199
   Colgate-Palmolive Co.                       3         203
   Gillette Co.                                6         208
   Kimberly-Clark Corp.                        3         201
   Procter & Gamble Co.                        3         231
                                                   ----------
                                                       1,042

Electronics - 3.1%
   Koninklijke Philips Electronics
    NV - NY Shares                             4         146

Food - 18.2%
   General Mills Inc.                          5         215
   H.J. Heinz Co.                              4         195
   Hershey Foods Corp.                         4         231
   Wm Wrigley Jr. Co.                          2         207
                                                   ----------
                                                         848

Healthcare - 3.9%
   Johnson & Johnson                           2         181

Household Products - 3.7%
   Clorox Co.                                  5         170
                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Leisure Time - 3.1%
   Harley-Davidson Inc.                        4   $     145

Media - 2.5%
   Walt Disney Co.                             4         117

Pharmaceuticals - 13.6%
   Bristol-Myers Squibb Co.                    3         240
   Pfizer Inc.                                 4         170
   Schering-Plough Corp.                       4         220
                                                  -----------
                                                         630

Retail - 10.2%
   Gap Inc.                                    5         133
   McDonald's Corp.                            5         169
   Starbucks Corp. (a)                         4         172
                                                   ----------
                                                         474
                                                   ----------

     Total Common Stocks
       (cost $4,278)                                   4,624
                                                   ----------

Short Term Investment - 0.5%

Money Market Fund - 0.5%
   Dreyfus Cash Management
    Plus,        6.52%  (b)                   22          22
                                                   ----------

     Total Short Term Investment
       (cost $22)                                         22
                                                   ----------

Total Investments - 100%
   (cost $4,300)                                   $   4,646
                                                   ==========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                     See notes to the financial statements.

             JNL/First Trust Pharmaceutical/Healthcare Sector Series

                     Schedule of Investments (in thousands)
                                December 31, 2000



                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 99.1%

Biotechnology - 20.4%
   Amgen Inc. (a)                              8   $     527
   Biogen Inc. (a)                             9         565
   Genentech Inc. (a)                          8         651
   Genzyme Corp. General Division (a)         10         856
   IDEC Pharmaceuticals Corp. (a)              5         941
                                                  -----------
                                                       3,540

Chemicals - 0.2%
   Syngenta AG (a)                             3          37

Healthcare - 21.1%
   Becton, Dickinson & Co.                    22         747
   Guidant Corp. (a)                          12         635
   Health Management Associates Inc. (a)      42         868
   Johnson & Johnson                           6         682
   Medtronic Inc.                             12         716
                                                  -----------
                                                       3,648

Pharmaceuticals - 57.4%
   Abbott Laboratories                        15         713
   American Home Products Corp.               11         696
   Andrx Group (a)                             8         462
   AstraZeneca Group Plc - ADR                14         723
   Bristol-Myers Squibb Co.                   12         860
   Cardinal Health Inc.                        9         892
   COR Therapeutics Inc. (a)                  12         434
   Elan Corp. Plc - ADR (a)                   12         564
   Eli Lilly & Co.                             6         570
   Glaxo Wellcome Plc - ADR (a)               11         627
   MedImmune Inc. (a)                          9         417
   Merck & Co. Inc.                            9         871
   Novartis - ADR                             16         719
   Pfizer Inc.                                14         633
   Schering-Plough Corp.                      14         773
                                                  -----------
                                                       9,954


                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Software - 0.0%
   Cybear Group (a)                            4   $       2
                                                  -----------

        Total Common Stocks
           (cost $14,524)                             17,181
                                                  -----------

Short Term Investment - 0.9%

Money Market Fund - 0.9%
   Dreyfus Cash Management
      Plus,        6.52% (b)                 151         151
                                                  -----------

      Total Short Term Investment
          (cost $151)                                    151
                                                  -----------

Total Investments - 100%
   (cost $14,675)                                  $  17,332
                                                  ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                     See notes to the financial statements.

                        JNL/First Trust Target 25 Series

                     Schedule of Investments (in thousands)
                                December 31, 2000



                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 98.7%

Aerospace & Defense - 4.0%
   B.F. Goodrich Co.                           4   $     148

Apparel - 5.5%
   V.F. Corp.                                  6         200

Auto Parts & Equipment - 5.7%
   ArvinMeritor Inc.                           8          91
   Cooper Tire & Rubber Co.                   11         118
                                                  -----------
                                                         209

Building Materials - 3.9%
   Rayonier Inc.                               4         142

Chemicals - 7.8%
   Eastman Chemical Co.                        3         142
   PPG Industries Inc.                         3         142
                                                  -----------
                                                         284

Commercial Services - 4.4%
   R.R. Donnelley & Sons Co.                   6         161

Food - 7.8%
   H.J. Heinz Co.                              3         152
   Kellogg Co.                                 5         131
                                                  -----------
                                                         283

Forest Products & Paper - 8.6%
   Westvaco Corp.                              5         158
   Weyerhaeuser Co.                            3         155
                                                  -----------
                                                         313

Hand & Machine Tools - 4.9%
   Stanley Works                               6         180

Household Products - 1.7%
     American Greetings Corp.                  7          62

Iron & Steel - 3.1%
     Allegheny Technologies Inc.               7         113


                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Machinery - 10.3%
     Briggs & Stratton Corp.                   4   $     169
     Rockwell International Corp.              4         206
                                                  -----------
                                                         375

Manufacturing - 9.0%
   Harsco Corp.                                5         126
   Pall Corp.                                  8         160
   Polaroid Corp.                              8          44
                                                  -----------
                                                         330

Oil & Gas Producers - 13.1%
   Conoco Inc. - Class B                       6         162
   Sunoco Inc.                                 5         156
   Texaco Inc.                                 3         160
                                                  -----------
                                                         478

Packaging & Containers - 3.9%
   Sonoco Products Co.                         7         141

Retail - 5.0%
   May Department Stores Co.                   6         184
                                                  -----------

        Total Common Stocks
           (cost $3,520)                               3,603
                                                  -----------

Short Term Investment - 1.3%

Money Market Fund - 1.3%
   Dreyfus Cash Management
      Plus,        6.52%  (a)                 47          47
                                                  -----------

      Total Short Term Investment
          (cost $47)                                      47
                                                  -----------

Total Investments - 100%
   (cost $3,567)                                   $   3,650
                                                  ===========

--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                     See notes to the financial statements.

                     JNL/First Trust Target Small-Cap Series

                     Schedule of Investments (in thousands)
                                December 31, 2000


                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 98.3%

Airlines  - 7.8%
   Atlantic Coast Airlines Holding
     Inc. (a)                                  5   $     212
   SkyWest Inc.                               14         402
                                                  -----------
                                                         614

Banks - 5.0%
   Greater Bay Bancorp.                       10         390

Commercial Services - 5.2%
   Professional Detailing Inc. (a)             4         408

Computers - 7.4%
   Advanced Digital Information
     Corp. (a)                                15         343
   Avant! Corp. (a)                           11         202
   Brooktrout Inc. (a)                         4          35
                                                  -----------
                                                         580

Distribution & Wholesale - 0.7%
   ScanSource Inc. (a)                         1          58

Diversified Financial Services - 4.3%
   Affiliated Managers Group Inc. (a)          6         341

Electronics - 1.7%
    Kent Electronics (Royal) Corp. (a)         8         137

Environmental Control - 2.1%
   Stericycle Inc. (a)                         4         163

Food - 3.1%
   Hain Celestial Group Inc. (a)               8         246

Healthcare - 9.6%
   Mentor Corp.                                7         139
   ResMed Inc. (a)                             9         360
   The Cooper Cos. Inc.                        4         162
   Ventana Medical Systems Inc. (a)            5          92
                                                  -----------
                                                         753

Internet - 1.7%
   F5 Networks Inc. (a)                        6          54
   Project Software & Development
     Inc. (a)                                  7          79
                                                  -----------
                                                         133

Investment Companies - 2.2%
   American Capital Strategies Ltd.            7         173


                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Oil & Gas Producers - 13.2%
   Atwood Oceanics Inc. (a)                    4      $  174
   Cross Timbers Oil Co.                      19         528
   Tom Brown Inc. (a)                         10         335
                                                  -----------
                                                       1,037

Oil & Gas Services - 3.0%
   Cal Dive International Inc. (a)             9         232

Pharmaceuticals - 2.4%
   Elan Corp. Plc - ADR (a)                    4         188

Retail - 15.0%
   Cheesecake Factory Inc. (a)                 9         330
   Copart Inc. (a)                            17         373
   P.F. Changs China Bistro Inc. (a)           3          89
   Ruby Tuesday Inc.                          17         262
   Tweeter Home Entertainment Group
      Inc. (a)                                 5          57
   Ultimate Electronics Inc. (a)               3          68
                                                  -----------
                                                       1,179

Semiconductors - 3.9%
   ANADIGICS Inc. (a)                          9         147
   Cohu Inc.                                   6          85
   General Semiconductor Inc. (a)             11          69
                                                  -----------
                                                         301

Software - 6.2%
   FileNET Corp. (a)                          10         271
   InterCept Group Inc. (a)                    4          95
   Take-Two Interactive Software
     Inc. (a)                                  9          98
   The 3DO Co. (a)                            10          25
                                                  -----------
                                                         489

Telecommunications Equipment - 0.5%
    Davox Corp. (a)                            4          39

Toys & Hobbies - 1.5%
   The Topps Co. Inc. (a)                     13         120

Transportation - 1.8%
    Landstar System Inc. (a)                   3         140
                                                  -----------

     Total Common Stocks
       (cost $7,237)                                   7,721
                                                  -----------

                     See notes to the financial statements.

                        JNL/First Trust Small-Cap Series

                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Short Term Investment - 1.7%

Money Market Fund - 1.7%
   Dreyfus Cash Management
      Plus,        6.52%  (b)                136   $     136
                                                  -----------

    Total Short Term Investment
         (cost $136)                                     136
                                                  -----------

Total Investments - 100%
   (cost $7,373)                                   $   7,857
                                                  ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                     See notes to the financial statements.

                    JNL/First Trust Technology Sector Series

                     Schedule of Investments (in thousands)
                                December 31, 2000


                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 98.5%

Computers - 21.9%
   Brocade Communications Systems
     Inc. (a)                                 10   $     961
   Dell Computer Corp. (a)                    20         350
   EMC Corp. (a)                              14         904
   Gateway Inc. (a)                           17         305
   Hewlett-Packard Co.                        16         516
   Sun Microsystems Inc. (a)                  22         621
   Veritas Software Corp. (a)                  8         724
                                                  -----------
                                                       4,381

Electronics - 3.8%
   Solectron Corp. (a)                        23         771

Internet - 9.8%
   Check Point Software
    Technologies       Ltd. (a)                8       1,133
   i2 Technologies Inc. (a)                   15         838
                                                  -----------
                                                       1,971

Semiconductors - 21.4%
   Altera Corp. (a)                           18         472
   Applied Materials Inc. (a)                 12         460
   Intel Corp.                                15         450
   National Semiconductor Corp. (a)           20         410
   Novellus Systems Inc. (a)                  17         615
   PMC-Sierra Inc. (a)                         5         376
   STMicroelectrics NV - NY Shares            17         713
   Vitesse Semiconductor Corp. (a)            15         805
                                                  -----------
                                                       4,301

Software - 11.2%
   Microsoft Corp. (a)                        14         590
   Oracle Corp. (a)                           28         827
   Siebel Systems (a)                         12         823
                                                  -----------
                                                       2,240


                                                    Market
                                        Shares      Value
-------------------------------------------------------------

Telecommunications - 0.2%
   Avaya Inc. (a)                              3   $      31

Telecommunications Equipment - 30.2%
   ADC Telecommunications Inc. (a)            28         501
   Cisco Systems Inc. (a)                     16         605
   JDS Uniphase Corp. (a)                     10         396
   Juniper Networks Inc. (a)                   7         820
   Lucent Technologies Inc.                   20         266
   Nokia Corp. - ADR                          19         845
   Nortel Networks Corp.                      14         439
   Qualcomm Inc. (a)                          16       1,352
   Tellabs Inc. (a)                           15         823
                                                  -----------
                                                       6,047
                                                  -----------

     Total Common Stocks
         (cost $28,863)                               19,742
                                                  -----------

Short Term Investment - 1.5%

Money Market Fund - 1.5%
   Dreyfus Cash Management Plus,
    6.52% (b)                                300         300
                                                  -----------

      Total Short Term Investment
          (cost $300)                                    300
                                                  -----------

Total Investments - 100%
   (cost $29,163)                                  $  20,042
                                                  ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.


                     See notes to the financial statements.

                    JNL/First Trust The Dow Target 10 Series

                     Schedule of Investments (in thousands)
                                December 31, 2000

                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 96.9%

Auto Manufacturers - 7.1%
   General Motors Corp.                       29   $   1,485

Chemicals - 8.9%
   E.I. du Pont de Nemours                    39       1,874

Cosmetics & Personal Care - 12.0%
   Procter & Gamble Co.                       32       2,526

Diversified Financial Services -
12.1%
   J.P. Morgan & Co.                          15       2,540

Forest Products & Paper - 11.0%
   International Paper Co.                    56       2,301

Machinery -  11.1%
   Caterpillar Inc.                           49       2,337

Manufacturing - 16.9%
   Eastman Kodak Co.                          29       1,125
   Minnesota Mining & Manufacturing           20       2,433
   Co.
                                                   ----------
                                                       3,558

Telecommunications - 4.4%
   AT&T Corp.                                 54         927

Tobacco - 13.4%
   Philip Morris Cos. Inc.                    64       2,808
                                                   ----------

     Total Common Stocks
       (cost $18,757)                                 20,356
                                                   ----------


                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Short Term Investment - 3.1%

Money Market Fund - 3.1%
   Dreyfus Cash Management Plus,
        6.52% (a)                            649   $     649
                                                   ----------

     Total Short Term Investment
       (cost $649)                                       649
                                                   ----------

Total Investments - 100%
   (cost $19,406)                                  $  21,005
                                                   ==========

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.

                     See notes to the financial statements.

                     JNL/First Trust The Dow Target 5 Series

                     Schedule of Investments (in thousands)
                                December 31, 2000

                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 99.4%

Chemicals - 18.2%
   E.I. du Pont de Nemours                    19   $     919

Forest Products & Paper - 22.3%
   International Paper Co.                    28       1,129

Machinery - 22.7%
   Caterpillar Inc.                           24       1,145

Telecommunications - 9.0%
   AT&T Corp.                                 26         455

Tobacco - 27.2%
   Philip Morris Cos. Inc.                    31       1,374
                                                   ----------

   Total Common Stocks
     (cost $4,801)                                     5,022
                                                   ----------

                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Short Term Investment - 0.6%

Money Market Fund - 0.6%
   Dreyfus Cash Management Plus,              30   $      30
      6.52% (a)
                                                   ----------

     Total Short Term Investment
       (cost $30)                                         30
                                                   ----------

Total Investments - 100%
   (cost $4,831)                                   $   5,052
                                                   ==========


--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2000.


                     See notes to the financial statements.

                    JNL/First Trust The S&P Target 10 Series

                     Schedule of Investments (in thousands)
                                December 31, 2000

                                        Shares      Market
                                                    Value
-------------------------------------------------------------

Common Stocks - 100.0%

Computers - 8.7%
   Compaq Computer Corp.                      71   $   1,070
   Gateway Inc. (a)                           33         592
                                                  -----------
                                                       1,662

Diversified Financial Services -
10.6%
   Lehman Brothers Holdings Inc.              16       1,094
   Merrill Lynch & Co. Inc.                   14         930
                                                  -----------
                                                       2,024

Food - 14.3%
   Sysco Corp.                                91       2,737

Healthcare - 41.7%
     HCA-The Healthcare Co.                   56       2,474
   Tenet Healthcare Corp. (a)                 66       2,914
   UnitedHealth Group Inc.                    42       2,605
                                                  -----------
                                                       7,993

Pipelines - 24.7%
   El Paso Energy Corp.                       35       2,520
   Enron Corp.                                27       2,213
                                                  -----------
                                                       4,733
                                                  -----------

Total Investments - 100%
   (cost $16,088)                                  $  19,149
                                                  ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Variable Fund LLC (the "Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940. The Fund includes the following twelve (12) separate Series, each subadvised by First Trust Advisors L.P. ("First Trust"): JNL/First Trust Communications Sector Series, JNL/First Trust Energy Sector Series, JNL/First Trust Financial Sector Series, JNL/First Trust Global Target 15 Series, JNL/First Trust Leading Brands Sector Series, JNL/First Trust Pharmaceutical/Healthcare Sector Series,
JNL/First  Trust  Target 25 Series,  JNL/First  Trust Target  Small-Cap  Series,
JNL/First Trust Technology Sector Series, JNL/First Trust The Dow Target 10 Series, JNL/First Trust The Dow Target 5 Series and JNL/First Trust The S&P Target 10 Series. The shares of the Fund are sold to life insurance company separate accounts to fund the benefits of variable annuity policies.

     Jackson  National  Financial   Services,   LLC  ("JNFS"),   a  wholly-owned
subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Series in the preparation of its financial statements.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

     Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     Foreign Currency Translations -- The accounting records of each Series are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

     Securities Loaned -- The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Series receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

     Distributions to Shareholders -- For all Series, no distributions of net investment income or realized capital gains are required.

     Federal Income Taxes -- The JNL Variable Fund LLC is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-I. Accordingly, the Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     Each Series has an investment advisory agreement with JNFS whereby JNFS provides investment management and transfer agency services. Each Series pays JNFS an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series as follows:

     Assets                         Fees
     ------                         ----
     $0 to $500 million             .75%
     $500 million to $1 billion     .70%
     Over $1 billion                .65%

     As compensation for their services, the subadviser, First Trust, receives an annual fee from JNFS, calculated on the basis of the average daily net assets of each Series as follows:

     Assets                         Fees
     ------                         ----
     $0 to $500 million             .35%
     $500 million to $1 billion     .30%
     Over $1 billion                .25%

     Administrative Fee -- In addition to the investment advisory fee, each Series, except the JNL/First Trust Global Target 15 Series, pays JNFS an annual Administrative Fee of .10% of the average daily net assets of the Series. The JNL/First Trust Global Target 15 Series pays JNFS an annual Administrative Fee of .15% of the average daily net assets of the Series. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operations of each Series. In accordance with the agreement, JNFS is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing, trustee fees, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

NOTE 4. FOREIGN SECURITIES

         Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

--------------------------------------------------------------------------------
                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholder and the Board of Managers of JNL Variable Fund LLC

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twelve (12) Series of the JNL Variable Fund LLC listed in Note 1 of the financial statements (hereafter collectively referred to as the "Series") at December 31, 2000, and the results of each of their operations, changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers, LLP




Chicago, Illinois
January 19, 2001